Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year/period	$ (650,396)	$ (536,414)
Provision for expected credit losses	(149,590)	(180,174)
Reversal of expected credit losses	7,483	52,911
Foreign currency translation	(14,097)	13,281
Balance at the end of the year/period	$ (806,600)	$ (650,396)